Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [line items]
Summary of Capital Stock

Following the secondary offering, the Company’s capital stock and series of shares are as shown below:

Description	Number of shares	Total value
Class A	62,048,108	Ps.	7,962,984
Class B	5,200,000		19,569
Class C	47,518,697		330,475
Total	114,766,805	Ps.	8,313,028

Class A
Disclosure of classes of share capital [line items]
Summary of Capital Stock

As a result of the IPO, the total value of the Class A shares was comprised as follows (See Note 24):

	Total Value
Value Class A Common Shares as of January 1, 2024	Ps.	—
Proceeds from the IPO		8,386,992
Underwriting fees and incremental and direct costs		(574,927)
Value Class A Shares as of December 31, 2024	Ps.	7,812,065